Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The components of property, plant and equipment, net as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Property, Plant and Equipment, net:
Land and buildings	$292.4	$250.3
Machinery and equipment	1,183.0	1,125.2
Construction-in-progress	288.3	213.3
Subtotal	1,763.7	1,588.8
Less allowances for depreciation	(991.8)	(924.0)
Property, Plant and Equipment, net	$771.9	$664.8